Joint Ventures - Assets, Liabilities, Revenue and Expenses from Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Current assets	$ 5,866,141	$ 6,991,509
Non-current assets	4,912,696	3,827,592
Current liabilities	2,513,876	3,051,547
Non-current liabilities	3,787,532	2,835,553
Revenue	7,467,490	10,710,578	$ 2,862,315
Net income (loss)	930,267	3,914,284	592,205
Other comprehensive income	145,828	14,291	(37,993)
Comprehensive income	1,076,095	3,928,575	554,212
SQM Vitas Fzco.
Disclosure of joint ventures [line items]
Current assets	34,056	9,618
Non-current assets	0	0
Current liabilities	52	49
Non-current liabilities	0	0
Revenue	0	0	0
Net income (loss)	359	165	159
Other comprehensive income	0	0	0
Comprehensive income	359	165	159
SQM Vitas Brasil Agroindustria
Disclosure of joint ventures [line items]
Current assets	0	73,045
Non-current assets	0	6,111
Current liabilities	0	45,894
Non-current liabilities	0	0
Revenue	0	162,026	103,335
Net income (loss)	0	11,670	9,165
Other comprehensive income	0	602	(858)
Comprehensive income	0	12,272	8,307
SQM Vitas Perú S.A.C.
Disclosure of joint ventures [line items]
Current assets	40,327	59,196
Non-current assets	8,954	7,285
Current liabilities	36,898	49,596
Non-current liabilities	220	117
Revenue	53,477	61,387	48,128
Net income (loss)	(4,603)	4,586	3,289
Other comprehensive income	0	0	0
Comprehensive income	(4,603)	4,586	3,289
Pavoni & C. Spa
Disclosure of joint ventures [line items]
Current assets	11,879	11,516
Non-current assets	6,407	6,358
Current liabilities	8,146	8,853
Non-current liabilities	814	802
Revenue	21,439	18,066	19,599
Net income (loss)	792	939	347
Other comprehensive income	115	(344)	(634)
Comprehensive income	907	595	(287)
Covalent Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Current assets	6,980	2,077
Non-current assets	2,602	3,088
Current liabilities	7,106	7,062
Non-current liabilities	4,009	3,017
Revenue	0	0	0
Net income (loss)	215	(2,648)	(864)
Other comprehensive income	0	0	74
Comprehensive income	215	(2,648)	(790)
Pirra Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Current assets	0
Non-current assets	0
Current liabilities	0
Non-current liabilities	0
Revenue	0
Net income (loss)	0
Other comprehensive income	0
Comprehensive income	0
Joint ventures
Disclosure of joint ventures [line items]
Current assets	93,242	155,452
Non-current assets	17,963	22,842
Current liabilities	52,202	111,454
Non-current liabilities	5,043	3,936
Revenue	74,916	241,479	171,062
Net income (loss)	(3,237)	14,712	12,096
Other comprehensive income	115	258	(1,418)
Comprehensive income	$ (3,122)	$ 14,970	$ 10,678